UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2014

Michael W. Stockton

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio
November 30, 2014
unaudited
Common stocks 86.37% Information technology 20.16%	Shares	Value (000)
Oracle Corp.	19,078,000	$809,098
Google Inc., Class C1	751,310	407,082
Google Inc., Class A1	723,310	397,155
Accenture PLC, Class A	8,734,600	754,058
Texas Instruments Inc.	12,367,000	673,012
Avago Technologies Ltd.	6,663,195	622,342
ASML Holding NV	5,298,000	559,884
Cognizant Technology Solutions Corp., Class A1	9,293,000	501,729
Yahoo! Inc.[1]	8,132,000	420,750
Intuit Inc.	4,293,000	402,984
EMC Corp.	11,399,000	345,960
Apple Inc.	2,858,164	339,922
Adobe Systems Inc.[1]	4,025,000	296,562
Baidu, Inc., Class A (ADR)[1]	1,100,000	269,621
Tata Consultancy Services Ltd.	4,785,000	203,799
JDS Uniphase Corp.[1,2]	15,256,074	203,516
Autodesk, Inc.[1]	3,000,000	186,000
Microsoft Corp.	3,725,000	178,092
Zebra Technologies Corp., Class A1	2,355,830	172,329
Trimble Navigation Ltd.[1]	5,973,880	168,015
Automatic Data Processing, Inc.	1,750,000	149,870
Palo Alto Networks, Inc.[1]	1,174,029	144,406
Intel Corp.	3,500,000	130,375
Finisar Corp.[1,2]	6,471,189	110,334
VMware, Inc., Class A1	1,175,000	103,353
Broadcom Corp., Class A	2,282,200	98,431
salesforce.com, inc.[1]	1,608,000	96,271
FactSet Research Systems, Inc.	401,000	54,961
Visa Inc., Class A	200,000	51,638
Itron, Inc.[1]	847,966	34,258
Gemalto NV	320,000	27,203
KLA-Tencor Corp.	383,000	26,596
		8,939,606
Health care 19.92%
Gilead Sciences, Inc.[1]	14,262,426	1,430,807
Amgen Inc.	8,429,080	1,393,411
Alexion Pharmaceuticals, Inc.[1]	4,648,035	905,902
UnitedHealth Group Inc.	8,264,506	815,128
Stryker Corp.	7,033,552	653,487
BioMarin Pharmaceutical Inc.[1]	5,791,577	519,620
Edwards Lifesciences Corp.[1]	3,972,900	515,206
St. Jude Medical, Inc.	6,766,465	459,849
Hologic, Inc.[1]	12,624,100	338,326
Biogen Idec Inc.[1]	993,490	305,687
Thermo Fisher Scientific Inc.	1,820,000	235,308
Illumina, Inc.[1]	1,167,510	222,866
AMCAP Fund — Page 1 of 7

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Endo International PLC[1]	2,837,798	$207,642
PerkinElmer, Inc.	4,518,241	205,444
Boston Scientific Corp.[1]	14,212,394	182,914
Humana Inc.	970,000	133,831
Aetna Inc.	1,350,000	117,774
athenahealth, Inc.[1]	945,054	110,855
Centene Corp.[1]	235,000	23,211
Myriad Genetics, Inc.[1]	670,485	22,481
Express Scripts Holding Co.[1]	261,300	21,727
ResMed Inc.	260,000	13,832
		8,835,308
Industrials 11.24%
Precision Castparts Corp.	2,577,400	613,163
General Dynamics Corp.	3,953,000	574,608
Towers Watson & Co., Class A2	4,301,150	485,858
Nielsen NV	10,314,161	430,822
Sensata Technologies Holding NV1	6,350,000	314,769
Union Pacific Corp.	2,456,700	286,869
Carlisle Companies Inc.	2,605,214	232,906
Verisk Analytics, Inc., Class A1	3,239,300	200,772
ITT Corp.	3,930,000	162,702
Nordson Corp.	2,077,500	162,357
Polypore International, Inc.[1,2]	3,020,000	155,409
Moog Inc., Class A1	2,070,332	150,679
Danaher Corp.	1,754,900	146,639
Landstar System, Inc.	1,820,000	146,292
Dover Corp.	1,820,000	140,122
MITIE Group PLC[2]	24,021,000	105,268
Cummins Inc.	710,000	103,390
IDEX Corp.	1,288,000	98,931
CSX Corp.	2,564,500	93,579
Jacobs Engineering Group Inc.[1]	2,000,000	92,900
Waste Connections, Inc.	1,723,301	81,357
Chart Industries, Inc.[1,2]	1,966,353	78,084
FedEx Corp.	300,000	53,454
United Parcel Service, Inc., Class B	350,000	38,472
PayPoint PLC	2,274,900	34,121
		4,983,523
Consumer discretionary 11.04%
Netflix, Inc.[1]	1,971,300	683,233
Amazon.com, Inc.[1]	1,664,000	563,497
Johnson Controls, Inc.	9,537,094	476,855
NIKE, Inc., Class B	3,755,000	372,834
DIRECTV[1]	4,161,000	364,961
Williams-Sonoma, Inc.	3,678,000	274,232
lululemon athletica inc.[1]	4,825,000	232,517
Comcast Corp., Class A	3,958,900	225,815
Time Warner Inc.	2,500,000	212,800
BorgWarner Inc.	3,356,200	189,827
Priceline Group Inc.[1]	145,100	168,343
JCDecaux SA	5,062,515	166,616
Garmin Ltd.	2,900,000	166,170
Ralph Lauren Corp., Class A	890,000	164,561
AMCAP Fund — Page 2 of 7

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Texas Roadhouse, Inc.[2]	4,587,200	$151,653
Big Lots, Inc.	2,469,800	125,466
TJX Companies, Inc.	1,500,000	99,240
Harley-Davidson, Inc.	1,400,000	97,552
Tiffany & Co.	700,000	75,544
Weight Watchers International, Inc.	1,705,000	49,445
WPP PLC	1,770,000	37,095
		4,898,256
Energy 5.14%
FMC Technologies, Inc.[1]	9,848,122	470,445
Schlumberger Ltd.	4,635,000	398,378
EOG Resources, Inc.	4,355,400	377,700
Apache Corp.	2,958,900	189,636
Southwestern Energy Co.[1]	4,779,683	153,810
Concho Resources Inc.[1]	1,501,500	143,018
Devon Energy Corp.	2,400,000	141,528
BG Group PLC	9,166,000	129,049
Baker Hughes Inc.	1,890,865	107,780
Cabot Oil & Gas Corp.	3,125,000	103,250
C&J Energy Services, Inc.[1,2]	3,057,900	46,327
Chevron Corp.	165,500	18,018
		2,278,939
Financials 4.78%
Progressive Corp.	19,905,255	542,219
Crown Castle International Corp.	3,939,417	327,326
U.S. Bancorp	7,145,000	315,809
State Street Corp.	2,538,500	194,779
PNC Financial Services Group, Inc.	1,800,000	157,446
AIA Group Ltd.	26,530,000	153,264
BB&T Corp.	3,500,000	131,565
Torchmark Corp.	1,800,000	96,750
Charles Schwab Corp.	2,837,420	80,356
Texas Capital Bancshares, Inc.[1]	1,291,783	71,216
Signature Bank[1]	409,789	49,695
		2,120,425
Consumer staples 4.44%
Whole Foods Market, Inc.	6,430,000	315,263
Costco Wholesale Corp.	1,914,000	272,018
Mead Johnson Nutrition Co.	1,929,068	200,314
Keurig Green Mountain, Inc.	1,293,850	183,908
Walgreen Co.	2,661,400	182,599
Sprouts Farmers Market, Inc.[1]	5,515,000	175,322
Hypermarcas SA, ordinary nominative[1]	20,637,500	139,603
Philip Morris International Inc.	1,605,000	139,523
Kerry Group PLC, Class A	1,857,000	137,923
L’Oréal SA, non-registered shares	800,000	136,574
Altria Group, Inc.	1,750,000	87,955
		1,971,002
AMCAP Fund — Page 3 of 7

unaudited
Common stocks Materials 3.86%	Shares	Value (000)
Celanese Corp., Series A2	8,496,922	$510,410
Praxair, Inc.	2,449,531	314,471
AptarGroup, Inc.[2]	4,326,000	282,271
Valspar Corp.	2,089,185	175,304
Freeport-McMoRan Inc.	6,175,000	165,799
Rockwood Holdings, Inc.	1,382,800	107,789
Ball Corp.	1,050,000	70,423
Silgan Holdings Inc.	924,000	46,625
Barrick Gold Corp.	3,200,000	38,048
		1,711,140
Telecommunication services 0.49%
Level 3 Communications, Inc.[1]	1,855,000	92,750
SBA Communications Corp., Class A1	618,000	75,192
United States Cellular Corp.[1]	734,300	28,263
T-Mobile US, Inc.[1]	675,750	19,725
		215,930
Utilities 0.34%
Sempra Energy	945,000	105,585
NRG Energy, Inc.	1,427,369	44,619
		150,204
Miscellaneous 4.96%
Other common stocks in initial period of acquisition		2,200,860
Total common stocks (cost: $25,081,845,000)		38,305,193
Short-term securities 13.58%	Principal amount (000)
Abbott Laboratories 0.07%–0.10% due 12/5/2014–2/2/2015[3]	$94,800	94,793
Apple Inc. 0.10%–0.13% due 12/3/2014–1/13/2015[3]	92,500	92,492
CAFCO, LLC 0.18% due 3/24/2015	30,000	29,980
Caterpillar Financial Services Corp. 0.10% due 12/2/2014	31,400	31,400
Chariot Funding, LLC 0.21% due 2/23/2015[3]	12,650	12,646
Chevron Corp. 0.12%–0.13% due 1/14/2015–2/24/2015[3]	168,100	168,052
Coca-Cola Co. 0.13%–0.15% due 12/4/2014–3/5/2015[3]	170,000	169,978
Emerson Electric Co. 0.10%–0.11% due 1/26/2015–2/9/2015[3]	63,250	63,237
ExxonMobil Corp. 0.08% due 1/6/2015–1/23/2015	95,700	95,685
Fannie Mae 0.05%–0.15% due 12/1/2014–10/5/2015	1,124,625	1,124,346
Federal Farm Credit Banks 0.11%–0.14% due 3/4/2015–8/20/2015	215,000	214,909
Federal Home Loan Bank 0.05%–0.17% due 12/10/2014–11/6/2015	1,884,150	1,883,624
Freddie Mac 0.06%–0.17% due 12/4/2014–11/3/2015	1,223,600	1,223,196
General Electric Capital Corp. 0.16%–0.20% due 12/22/2014–5/13/2015	155,000	154,953
Google Inc. 0.11% due 12/11/2014–3/4/2015[3]	64,600	64,590
IBM Corp. 0.10% due 12/5/2014[3]	52,800	52,800
John Deere Capital Corp. 0.09% due 1/8/2015[3]	7,200	7,199
Jupiter Securitization Co., LLC 0.25%–0.27% due 3/26/2015–8/13/2015[3]	75,000	74,913
Microsoft Corp. 0.11% due 2/5/2015[3]	33,400	33,395
National Rural Utilities Cooperative Finance Corp. 0.10% due 12/22/2014	4,600	4,600
NetJets Inc. 0.07% due 12/3/2014[3]	50,000	50,000
Paccar Financial Corp. 0.10%–0.11% due 1/7/2015–1/8/2015	47,000	46,993
Private Export Funding Corp. 0.15%–0.26% due 1/15/2015–3/3/2015[3]	66,100	66,086
Procter & Gamble Co. 0.14%–0.15% due 1/5/2015–1/21/2015[3]	175,000	174,983
AMCAP Fund — Page 4 of 7

unaudited
Short-term securities	Principal amount (000)	Value (000)
United Technologies Corp. 0.10% due 12/29/2014[3]	$21,700	$21,698
Wal-Mart Stores, Inc. 0.08% due 12/1/2014–12/2/2014[3]	66,100	66,100
Total short-term securities (cost: $6,022,100,000)		6,022,648
Total investment securities 99.95% (cost: $31,103,945,000)		44,327,841
Other assets less liabilities 0.05%		24,201
Net assets 100.00%		$44,352,042
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended November 30, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/2014 (000)
Celanese Corp., Series A	8,496,922	—	—	8,496,922	$6,373	$510,410
Towers Watson & Co., Class A	800,000	3,501,150	—	4,301,150	1,301	485,858
AptarGroup, Inc.	4,326,000	—	—	4,326,000	3,634	282,271
JDS Uniphase Corp.[1]	—	15,256,074	—	15,256,074	—	203,516
Polypore International, Inc.[1]	3,020,000	—	—	3,020,000	—	155,409
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	2,064	151,653
Finisar Corp.[1]	—	6,471,189	—	6,471,189	—	110,334
MITIE Group PLC	24,021,000	—	—	24,021,000	2,489	105,268
Chart Industries, Inc.[1]	1,579,800	400,653	14,100	1,966,353	—	78,084
C&J Energy Services, Inc.[1]	3,540,729	1,307,900	1,790,729	3,057,900	—	46,327
Itron, Inc.[1,4]	2,018,875	—	1,170,909	847,966	—	—
Knowles Corp.[4]	—	5,526,000	5,526,000	—	—	—
					$15,861	$2,129,130

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,212,962,000, which represented 2.73% of the net assets of the fund.
[4]	Unaffiliated issuer at 11/30/2014.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
AMCAP Fund — Page 5 of 7

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
AMCAP Fund — Page 6 of 7

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,939,606	$—	$—	$8,939,606
Health care	8,835,308	—	—	8,835,308
Industrials	4,983,523	—	—	4,983,523
Consumer discretionary	4,898,256	—	—	4,898,256
Energy	2,278,939	—	—	2,278,939
Financials	2,120,425	—	—	2,120,425
Consumer staples	1,971,002	—	—	1,971,002
Materials	1,711,140	—	—	1,711,140
Telecommunication services	215,930	—	—	215,930
Utilities	150,204	—	—	150,204
Miscellaneous	2,200,860	—	—	2,200,860
Short-term securities	—	6,022,648	—	6,022,648
Total	$38,305,193	$6,022,648	$—	$44,327,841
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,857,059
Gross unrealized depreciation on investment securities	(633,163)
Net unrealized appreciation on investment securities	13,223,896
Cost of investment securities	31,103,945

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-002-0115O-S42212	AMCAP Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended November 30, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the AMCAP Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the AMCAP Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By _/s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2015

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2015